Investment Strategy - LifeX Durable Income ETF	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). When constructing its portfolio of U.S. Government Bonds, the Fund seeks to select particular bond maturities and investment amounts that enable the Fund to “lock in” interest rates and reliably sustain its planned distributions and recalibration strategy. As of September 2, 2025, the average duration (which is a measure of a bond’s sensitivity to interest rates) of the Fund’s U.S. Government Bonds is approximately 13.7 years. The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) designed to provide a paycheck-like experience for investors by making predictable monthly distributions consisting of income and principal from its investments. Every five years, beginning in January of 2030, the Fund’s per-share distribution rate will be recalibrated based on current market interest rates to a level that the Adviser believes would result in the distribution of substantially all of the Fund’s assets over a 40-year time horizon. The Fund will calibrate its distribution rate by calculating the payout rate of a 40-year Treasury bond ladder and adjusting for the Fund’s Unified Management Fee. The purpose of including a portion of principal in the Fund’s distributions is to provide investors with a higher level of cashflow than would be possible from distributing the Fund’s interest income alone. The purpose of recalibrating the distribution rate every five years is to enable the Fund to operate and provide monthly distributions in perpetuity. As a result of returning principal and recalibrating periodically, the Fund’s per-share distribution rate is expected to decline over time. Distributions. From the date of its launch until the date of the first recalibration of its distribution rate in January 2030, the Fund intends to make an identical distribution each month equal to $0.8333 per outstanding share of the Fund. For example, an investor who purchases 10,000 shares before the Fund’s initial distribution is expected to receive $8,333 in total distributions per month until the next recalibration date. The following table illustrates the Fund’s intended distributions for each of the next five years for an investor who purchases 10,000 shares, incorporating an estimate of the effect of its periodic recalibrations, estimated based on current market interest rates as of September 2, 2025.YearTotal Distributed Per Year†Total Distributed Per Month2026$100,000$8,3332027$100,000$8,3332028$100,000$8,3332029$100,000$8,3332030$95,150.18$7,930.02†An investor purchasing 10,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than the total yearly distributions as a result. The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month. See “Principal Investment Risks—Distribution and Interest Rate Risk” for more information on the distribution rates.